COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Operating Leases, Future Minimum Payments Due, Quarter Ended Maturity [Abstract]
2017	$ 2	$ 15
Total	$ 2	$ 15